Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Profit for the period		170.5	136.5	36.4
Taxation		56.6	32.0	39.6
Net financing costs		56.0	74.4	62.1
Depreciation	12	39.3	35.9	43.3
Amortization	13	7.0	6.5	7.8
EBITDA		329.4	285.3	189.2
Acquisition purchase price adjustments		5.7	—	—
Exceptional items	7	17.7	37.2	134.5
Other add-backs		23.6	5.6	1.2
Adjusted EBITDA		376.4	328.1	324.9

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
United Kingdom	585.4	411.9	437.5
Italy	383.6	371.4	348.5
Germany	310.2	300.3	267.8
Sweden	174.1	208.0	218.2
France	192.7	170.0	168.9
Norway	122.5	123.3	122.6
Austria	102.4	96.7	92.9
Spain	76.7	81.2	82.6
Rest of Europe	225.2	193.8	188.7
Total external revenue by geography	2,172.8	1,956.6	1,927.7
Non-current assets by geography

	December 31, 2018	December 31, 2017
	€m	€m
United Kingdom	141.5	94.8
Germany	121.8	126.4
Italy	52.5	55.0
Sweden	26.5	26.5
France	17.0	16.7
Norway	14.3	15.7
Rest of Europe	52.4	20.2
Total non-current assets by geography	426.0	355.3